Benefit Plans (Components Of Accumulated Other Comprehensive Loss Related To Pension Plans On A Pre-Tax Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Prior service cost	$ 146	$ 244
Net actuarial gain	8,956	7,933
Total amounts recognized in accumulated other comprehensive income	$ 9,102	$ 8,177